Vanguard International Growth Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (97.8%)
Austria (0.3%)
*	Erste Group Bank AG	5,203,421	115,094

Belgium (1.5%)
	Umicore SA	11,594,371	515,196
	Ucb SA	1,318,715	131,984
			647,180
Brazil (0.4%)
	B3 SA - Brasil Bolsa Balcao	11,674,291	99,650
	Raia Drogasil SA	4,032,510	82,701
			182,351
Canada (0.6%)
	Toronto-Dominion Bank	3,133,272	134,220
	Nutrien Ltd.	3,665,128	125,112
			259,332
China (18.1%)
	Tencent Holdings Ltd.	44,451,800	2,407,326
*	Alibaba Group Holding Ltd. ADR	11,394,039	2,363,010
*	TAL Education Group ADR	18,485,132	1,043,670
*	Meituan Dianping Class B	43,827,230	834,735
	Ping An Insurance Group Co. of China Ltd.	37,534,500	371,446
*	Baidu Inc. ADR	2,434,459	259,392
*	Trip.com Group Ltd. ADR	5,008,376	133,072
	China Mengniu Dairy Co. Ltd.	33,524,000	120,913
	China Pacific Insurance Group Co. Ltd. Class H	28,807,200	80,070
*,^	NIO Inc. ADR	17,591,617	70,015
*,^	iQIYI Inc. ADR	2,918,602	48,420
			7,732,069
Denmark (3.6%)
*	Genmab A/S	2,594,661	803,379
	Vestas Wind Systems A/S	2,343,705	239,376
	Ambu A/S Class B	5,449,774	183,913
	Chr Hansen Holding A/S	1,658,818	161,097
	Novozymes A/S	2,401,809	131,186
			1,518,951
France (6.0%)
	Kering SA	1,457,626	764,175
*	L'Oreal SA	2,310,130	677,588
	Schneider Electric SE	5,439,830	538,613
*	EssilorLuxottica SA	1,942,580	252,823
*	Danone SA	3,081,319	211,996
	Alstom SA	2,886,609	121,496
			2,566,691

Germany (8.0%)
*,1	Zalando SE	10,466,867	711,736
*,1	Delivery Hero SE	6,275,610	603,791
*,2	HelloFresh SE	10,552,945	431,485
	Infineon Technologies AG	12,684,819	267,367
	SAP SE	2,089,658	266,687
	Bayerische Motoren Werke AG	4,019,374	235,560
*	adidas AG	783,152	207,698
	GEA Group AG	5,206,823	156,056
*	Continental AG	1,296,308	128,195
*	Basf SE	2,275,881	123,871
	Allianz SE	668,325	121,125
*	MorphoSys AG	664,989	86,765
*,1	Rocket Internet SE	2,762,933	55,145
*,^,2	Jumia Technologies AG ADR	6,724,836	30,195
*,^,2	Home24 SE	1,862,256	12,233
			3,437,909
Hong Kong (2.9%)
	AIA Group Ltd.	94,959,600	779,218
	Hong Kong Exchanges & Clearing Ltd.	9,111,243	320,655
	Jardine Matheson Holdings Ltd.	3,239,027	130,252
			1,230,125
India (1.1%)
	Housing Development Finance Corp. Ltd.	11,680,736	257,692
*	HDFC Bank Ltd.	12,874,558	163,020
	Larsen & Toubro Ltd.	3,123,055	38,656
*,§,3	ANI Technologies	166,185	26,969
			486,337
Indonesia (0.3%)
	Bank Central Asia Tbk PT	72,595,200	129,175

Israel (0.7%)
*	Wix.com Ltd.	917,880	204,072
*	Check Point Software Technologies Ltd.	1,003,311	110,033
			314,105
Italy (2.2%)
	Ferrari NV	4,745,012	806,777
*	Fiat Chrysler Automobiles NV	13,737,294	122,612
			929,389
Japan (10.2%)
	M3 Inc.	26,545,800	1,072,300
	SMC Corp.	1,172,100	593,432
	Nidec Corp.	8,073,300	496,965
	SoftBank Group Corp.	9,578,400	437,501
	Recruit Holdings Co. Ltd.	7,199,900	248,015
	Sony Corp.	3,375,700	218,630
	Takeda Pharmaceutical Co. Ltd.	5,032,400	196,864
	Nintendo Co. Ltd.	447,200	181,822
	Keyence Corp.	404,000	166,407
	Pigeon Corp.	3,300,800	129,071
	Murata Manufacturing Co. Ltd.	2,240,300	126,012
	Toyota Motor Corp.	1,725,900	108,770
	Sekisui Chemical Co. Ltd.	7,428,700	104,129
^	SBI Holdings Inc.	4,470,400	96,216
	ORIX Corp.	7,045,400	93,235

	Suzuki Motor Corp.	2,605,000	90,810
			4,360,179
Netherlands (8.6%)
	ASML Holding NV	7,358,957	2,410,646
*,1	Adyen NV	462,877	606,962
*,^	Argenx SE	1,249,105	268,806
*	Koninklijke Philips NV	4,557,391	207,193
	Exor NV	3,303,396	178,213
			3,671,820
New Zealand (0.0%)
*	Xero Ltd.	324,891	18,515

Norway (0.7%)
*	Dnb ASA	9,222,527	125,868
	Equinor ASA	7,403,361	107,968
*	Norsk Hydro ASA	22,392,301	56,923
			290,759
Singapore (0.2%)
	Oversea-Chinese Banking Corp. Ltd.	13,173,000	79,981

South Korea (1.1%)
	Samsung Electronics Co. Ltd.	7,380,761	303,985
	Samsung SDI Co. Ltd.	596,623	173,716
			477,701
Spain (2.3%)
	Industria de Diseno Textil SA	21,245,632	591,764
*	Iberdrola SA	23,021,552	249,266
	Banco Bilbao Vizcaya Argentaria SA	51,899,765	159,844
			1,000,874
Sweden (3.9%)
*	Spotify Technology SA	4,839,569	875,623
	Atlas Copco AB Class A	8,919,796	352,822
*	Kinnevik AB	10,340,628	262,161
	Assa Abloy AB Class B	6,029,835	123,071
^	Elekta AB Class B	3,232,423	34,118
			1,647,795
Switzerland (5.3%)
	Roche Holding AG	1,774,804	616,073
	Nestle SA	4,751,751	515,931
	Lonza Group AG	574,461	283,681
^	Temenos AG	1,611,775	247,736
	Novartis AG	2,634,439	229,344
	Cie Financiere Richemont SA	2,311,487	135,869
*	Alcon Inc.	2,033,400	131,634
^	Straumann Holding AG	100,755	82,172
	Chocoladefabriken Lindt & Spruengli AG	4,945	41,424
			2,283,864

Taiwan (1.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd.			41,599,000	404,395

Thailand (0.2%)
	Kasikornbank PCL (Foreign)			20,944,156	64,371

Turkey (0.1%)
*	Turkiye Garanti Bankasi AS			39,634,985	45,454

United Kingdom (5.3%)
*	Ocado Group plc			20,902,150	568,489
	Diageo plc			8,477,296	295,774
	BHP Group plc			11,885,148	233,733
	Rolls-Royce Holdings plc			46,651,516	159,011
	GlaxoSmithKline plc			6,686,767	138,502
	Bunzl plc			5,791,653	135,547
	Smith & Nephew plc			6,481,401	132,232
	Burberry Group plc			6,851,592	127,944
	Next plc			1,775,457	107,374
*	Royal Dutch Shell plc Class A (XAMS)			6,669,211	106,479
*	Whitbread plc			3,343,666	104,870
*	Royal Dutch Shell plc Class A (XLON)			4,718,651	75,410
	National Grid plc			6,379,149	73,396
*	Whitbread plc Rights Exp. 06/09/2020			1,671,833	20,689
					2,279,450
United States (13.2%)
*,^	Tesla Inc.			2,241,608	1,871,743
*	MercadoLibre Inc.			1,930,735	1,644,349
*	Amazon.com Inc.			458,738	1,120,408
*	Illumina Inc.			2,427,883	881,443
*	Booking Holdings Inc.			70,897	116,230
					5,634,173
Total Common Stocks (Cost $25,698,252)					41,808,039
Preferred Stocks (0.3%)
*,§,2,3,4You & Mr. Jones				44,800,000	111,104
*,§,3,4 CureVac GmbH				12,600	17,114
Total Preferred Stocks (Cost $75,682)					128,218
		Coupon
Temporary Cash Investments (2.7%)
Money Market Fund (2.6%)
5,6 Vanguard Market Liquidity Fund		0.307%		10,887,717	1,088,772

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
7	United States Cash Management Bill	0.100%-0.103%	7/14/20	7,000	6,999
7	United States Cash Management Bill	0.210%	9/15/20	6,180	6,177
7	United States Cash Management Bill	0.116%	9/29/20	23,000	22,987
7	United States Cash Management Bill	0.140%	10/13/20	17,000	16,989
7	United States Treasury Bill	0.087%	9/24/20	2,500	2,499
					55,651
Total Temporary Cash Investments (Cost $1,144,240)					1,144,423

Total Investments (100.8%) (Cost $26,918,174)	43,080,680
Other Assets and Liabilities—Net (-0.8%)6	(325,733)
Net Assets (100%)	42,754,947
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $392,592,000.
§ Security value determined using significant unobservable inputs.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the aggregate value of these securities was $1,977,634,000, representing 4.6% of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Restricted securities totaling $155,187,000, representing 0.4% of net assets. See Restricted Securities table for additional information.
4 Perpetual security with no stated maturity date.
5 Affiliated money market fund available o nly to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Collateral of $402,776,000 was received for securities on loan, of which $400,776,000 is held in Vanguard Market
Liquidity Fund and $2,000,000 is held in cash.
7 Securities with a value of $48,709,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Restricted Securities as of Period End

Security Name		Acquisition Date	Acquisition Cost ($000)
You & Mr. Jones		September 2015		44,800
CureVac GmbH		October 2015		30,882
ANI Technologies		December 2015		51,748

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI Emerging Market Index	June 2020	2,655	123,843	2,769
Dow Jones EURO STOXX 50 Index	June 2020	3,567	120,608	9,647
Topix Index	June 2020	624	90,205	7,206
FTSE 100 Index	June 2020	891	66,689	3,430
S&P ASX 200 Index	June 2020	434	41,577	3,344
				26,396

International Growth Fund

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Morgan
Stanley Capital
Services LLC	7/2/20	EUR	111,356	USD	120,620	3,071	—
Royal Bank of
Canada	7/2/20	JPY	9,900,220	USD	89,243	2,601	—
Morgan
Stanley Capital
Services LLC	7/2/20	GBP	48,682	USD	57,055	3,077	—
Toronto-
Dominion Bank	7/2/20	AUD	84,737	USD	50,307	6,176	—

UBS AG	7/2/20	EUR	15,344	USD	16,651	393	—
Royal Bank of
Canada	7/2/20	JPY	1,113,450	USD	10,430	—	(101)
Credit Suisse
International	7/2/20	AUD	13,015	USD	8,299	376	—

UBS AG	7/2/20	AUD	12,176	USD	7,795	322	—
HSBC Bank
USA, N.A.	7/2/20	JPY	485,350	USD	4,516	—	(14)
Royal Bank of
Canada	7/2/20	EUR	4,121	USD	4,507	70	—
JPMorgan
Chase Bank,
N.A.	7/2/20	JPY	392,280	USD	3,644	—	(5)
Royal Bank of
Canada	7/2/20	USD	7,386	GBP	5,864	144	—
Royal Bank of
Canada	7/2/20	USD	5,055	AUD	7,756	—	(115)
Royal Bank of
Canada	7/2/20	USD	4,339	JPY	465,280	23	—
Royal Bank of
Canada	7/2/20	USD	2,506	EUR	2,284	—	(31)

						16,253	(266)

AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At May 31, 2020, the counterparties had deposited in segregated accounts securities with a value of $471,000 and cash of $14,210,000 in connection with open forward currency contracts.

After May 31, 2020, a counterparty posted additional collateral of $540,000 in connection with open forward currency contracts as of May 31, 2020.

International Growth Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only

International Growth Fund

with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—North and South America	6,075,856	—	—	6,075,856
Common Stocks—Other	5,137,502	30,567,712	26,969	35,732,183
Preferred Stocks	—	—	128,218	128,218
Temporary Cash Investments	1,088,772	55,651	—	1,144,423
Total	12,302,130	30,623,363	155,187	43,080,680
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,735	—	—	1,735
Forward Currency Contracts	—	16,253	—	16,253
Total	1,735	16,253	—	17,988
Liabilities

International Growth Fund

Forward Currency Contracts	—	266	—	266
1 Represents variation margin on the last day of the reporting period.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the co mpany or the issuer is another member of The Vanguard Group. T ransactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Aug. 31,		Proceeds					May 31,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
HelloFresh SE	137,965	—	—	—	293,520	—	—	431,485
Home24 SE	6,147	—	—	—	6,086	—	—	12,233
Jumia Technologies
AG ADR	74,982	—	—	—	(44,787)	—	—	30,195
Vanguard FTSE All-
World ex-US ETF	55,124	—	60,670	12,869	(7,323)	397	—	—
Vanguard Market
Liquidity Fund	1,243,718	NA [1]	NA [1]	353	71	6,195	—	1,088,772
You & Mr. Jones	127,680	—	—	—	(16,576)	—	—	111,104
Total	1,645,616	—	60,670	13,222	230,991	6,592	—	1,673,789
1 Not applicable—purchases and sales are for temporary cash investment purposes.